CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
CURRENT ASSETS:
Cash and cash equivalents	$ 1,508	$ 3,444
Restricted cash	504	231
Restricted marketable securities (Note 4)	136	134
Trade receivables (net of allowance for doubtful accounts of $ 44 and $ 49 at December 31, 2016 and 2015)	5,305	4,485
Deferred tax asset (Note 11)		40
Other accounts receivable and prepaid expenses (Note 5)	343	103
Total current assets	7,796	8,437
LONG-TERM ASSETS:
Severance pay fund	752	668
PROPERTY AND EQUIPMENT, NET (Note 6)	198	160
OTHER ASSETS:
Intangible assets, net (Note 7)	63	4,461
Goodwill (Note 8)	3,479	8,298
Total other assets	3,542	12,759
Total assets	12,288	22,024
CURRENT LIABILITIES:
Trade payables	4,086	3,297
Deferred revenues	1,374	1,826
Deferred tax liability (Note 11)		142
Accrued expenses and other liabilities (Note 9)	3,756	3,505
Liabilities of discontinued operations (Note 1b)	132	105
Total current liabilities	9,348	8,875
LONG-TERM LIABILITIES:
Liabilities related to Vexigo acquisition (Note 3)		5,624
Accrued severance pay	914	798
Deferred tax liability (Note 11)	166	578
Total long-term liabilities	1,080	7,000
COMMITMENTS AND CONTINGENT LIABILITIES (Note 10)
SHAREHOLDERS' EQUITY (Note 13):
Share capital - Ordinary shares of NIS 0.01 par value - Authorized: 20,000,000 shares at December 31, 2016 and 2015; Issued: 8,697,255 and 8,048,780 shares at December 31, 2016 and 2015, respectively; Outstanding: 8,691,855 and 8,043,380 shares at December 31, 2016 and 2015, respectively	23	21
Additional paid-in capital	26,569	25,648
Treasury shares at cost (5,400 Ordinary shares at December 31, 2015 and 2016)	(29)	(29)
Accumulated other comprehensive income (loss)	1	(8)
Accumulated deficit	(24,704)	(19,483)
Total shareholders' equity	1,860	6,149
Total liabilities and shareholders' equity	$ 12,288	$ 22,024